Schedule of calculation of basic and diluted net income per share (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares
Loss per share attributable to weighted average number of outstanding ordinary shares
Net loss available to common stockholders	$ (1,548,121)	$ (1,975,094)	$ (704,026)
Weighted average ordinary shares outstanding - basic	19,476,796	19,476,796	18,000,000
Weighted average ordinary shares outstanding - diluted	19,476,796	19,476,796	18,000,000
Loss per ordinary share - basic (cents) | (per share)	$ (7.95)	$ (10.14)	$ (3.91)
Loss per ordinary share - diluted (cents) | (per share)	$ (7.95)	$ (10.14)	$ (3.91)